Inventories:	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventory Disclosure [Text Block]
4.	Inventories:

The Company’s inventory pertained to its dietary supplement products was deemed unsaleable and was written off as a loss on disposal from discontinued operations. See Note 6 “Discontinued Operations” for further discussion and details.